Fixed assets - Dismantling provision - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other intangible assets and property, plant and equipment [abstract]
Dismantling provision in the opening balance	€ 776	€ 789	€ 737
Provision reversal with impact on income statement	0
Discounting with impact on income statement	5	13	11
Utilizations without impact on income statement	(24)	(15)	(20)
Changes in provision with impact on assets	67	(19)	57
Translation adjustment	2	(3)	4
Reclassifications and other items	0	11
Reclassification to assets held for sale	0	0	0
Dismantling provision in the closing balance	€ 825	€ 776	€ 789